Going Concern Considerations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (12,473,923)		$ (12,473,923)		$ (11,115,178)	$ (9,735,422)
Working capital	95,587		95,587
Net loss	$ (1,100,451)	$ (300,947)	$ (1,358,745)	$ (996,194)	$ (1,379,756)	$ (1,194,706)